Annual Total Returns- Invesco Liquid Assets Portfolio (Institutional) [BarChart] - Institutional - Invesco Liquid Assets Portfolio - Institutional Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.19%	0.13%	0.16%	0.09%	0.06%	0.12%	0.50%	1.03%	1.97%	2.28%